Borrowings and financing (Details Narrative)	1 Months Ended	12 Months Ended
	Jul. 30, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$) Number	Dec. 25, 2021 BRL (R$)	Dec. 22, 2021 BRL (R$)	Dec. 21, 2021 BRL (R$)	Dec. 17, 2021 BRL (R$)	Dec. 31, 2020 Number
IfrsStatementLineItems [Line Items]
Total commission		R$ 21,250
Issuer's net sales and/or service revenue, percentage		25.00%
Lease payment period		the lease payment period starts (240 monthly installments)
Increase (decrease) in the lawsuits deemed as contingent liabilities
IfrsStatementLineItems [Line Items]
Amortized installments amount		R$ 1,450,000,000	R$ 1,585,900,000	R$ 100,000,000	R$ 175,000,000	R$ 91,700,000
Amortized installments amount		135,900,000
Twenty Eighth Issue Debentures Series One [Member]
IfrsStatementLineItems [Line Items]
Amount	R$ 1,200,000,000	127,800,000
Twenty Eight Debentures [Member]
IfrsStatementLineItems [Line Items]
Agreement clause in case of early maturity of debt		166,000,000
Twenty Nine Debentures [Member]
IfrsStatementLineItems [Line Items]
Agreement clause in case of early maturity of debt		R$ 175,000,000
U S D [Member]
IfrsStatementLineItems [Line Items]
Exchange rate | Number		5.5805					5.1967
Japan, Yen
IfrsStatementLineItems [Line Items]
Exchange rate | Number		0.04847					0.05043